Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Schedule of Relative Size of Plan Obligation and Assets

	Pension plans			Other benefit plans
	Canada
For the year ended October 31, 2024	SPP	Other	International	Canada	International
Percentage of total benefit obligations	72%	15%	13%	50%	50%
Percentage of total plan assets	74%	11%	15%	–%	100%
Percentage of total benefit expense (1)	73%	27%	–%	46%	54%

	Pension plans			Other benefit plans
	Canada
For the year ended October 31, 2023	SPP	Other	International	Canada	International
Percentage of total benefit obligations	71%	15%	14%	48%	52%
Percentage of total plan assets	73%	11%	16%	–%	100%
Percentage of total benefit expense (1)	71%	26%	3%	42%	58%

(1)	Excludes non-routine benefit expense items such as past service costs, curtailment charges and settlement charges.

Summary of Cash Contributions and Payments made by Bank to Principal Plans
The table below shows the cash contributions and payments made by the Bank to its principal plans in 2024, and the prior year.

Contributions to the principal plans for the year ended October 31 ($ millions)	2024	2023
Defined benefit pension plans (cash contributions to fund the plans, including paying beneficiaries under the unfunded pension arrangements)
SPP (excluding DC provision)	$69	$15
All other plans	47	103
Other benefit plans (cash contributions mainly in the form of benefit payments to beneficiaries)	62	64
Defined contribution pension and other benefit plans (cash contributions)	184	159
DC pension contributions funded from pension plan surplus	(54)	(59)
Total contributions (1)	$308	$282

(1)
Based on preliminary estimates, the Bank expects to make contributions of $137 to the SPP (excluding the DC provision), $63 to all other defined benefit pension plans, $67 to other benefit plans and $194 to all defined contribution plans for the year ending October 31, 2025.

Summary of Excess (deficit) of Fair Value of Assets Over Benefit Obligation for Wholly Unfunded Plans and Wholly or Partly Funded Plans
The excess (deficit) of the fair value of assets over the benefit obligation at the end of the year includes the following amounts for plans that are wholly unfunded and plans that are wholly or partly funded.

	Pension plans		Other benefit plans
As at October 31 ($ millions)	2024	2023	2024	2023
Benefit obligation
Benefit obligation of plans that are wholly unfunded	$362	$339	$930	$873
Benefit obligation of plans that are wholly or partly funded	8,529	7,330	217	241

Funded status
Benefit obligation of plans that are wholly or partly funded	$8,529	$7,330	$217	$241
Fair value of assets	9,260	8,139	84	113
Excess (deficit) of fair value of assets over benefit obligation of wholly or partly funded plans	$731	$809	$(133)	$(128)
Benefit obligation of plans that are wholly unfunded	362	339	930	873
Excess (deficit) of fair value of assets over total benefit obligation	$369	$470	$(1,063)	$(1,001)
Effect of asset limitation and minimum funding requirement	(208)	(55)	–	–
Net asset (liability) at end of year	$161	$415	$(1,063)	$(1,001)

Summary of Financial Information related to Principal Plans
The following tables present financial information related to the Bank’s principal plans.

	Pension plans		Other benefit plans
For the year ended October 31 ($ millions)	2024	2023	2024	2023
Change in benefit obligation
Benefit obligation at beginning of year	$7,669	$7,630	$1,114	$1,123
Current service cost	205	218	20	20
Interest cost on benefit obligation	456	428	77	77
Employee contributions	27	26	–	–
Benefits paid	(404)	(406)	(101)	(94)
Actuarial loss (gain)	959	(278)	59	(42)
Past service cost	–	(1)	(1)	(2)
Business acquisition	–	–	–	(1)
Settlements	(2)	–	–	–
Foreign exchange	(19)	52	(21)	33
Benefit obligation at end of year	$8,891	$7,669	$1,147	$1,114

Change in fair value of assets
Fair value of assets at beginning of year	8,139	8,309	113	116
Interest income on fair value of assets	494	480	9	12
Return on plan assets in excess of (less than) interest income on fair value of assets	955	(351)	8	2
Employer contributions	62	59	62	64
Employee contributions	27	26	–	–
Benefits paid	(404)	(406)	(101)	(94)
Administrative expenses	(13)	(12)	–	–
Business acquisition	–	–	–	–
Settlements	(3)	–	–	–
Foreign exchange	3	34	(7)	13
Fair value of assets at end of year	$9,260	$8,139	$84	$113

Funded status
Excess (deficit) of fair value of assets over benefit obligation at end of year	369	470	(1,063)	(1,001)
Effect of asset limitation and minimum funding requirement (1)	(208)	(55)	–	–
Net asset (liability) at end of year	$161	$415	$(1,063)	$(1,001)
Recorded in:
Other assets in the Bank’s Consolidated Statement of Financial Position	684	936	1	2
Other liabilities in the Bank’s Consolidated Statement of Financial Position	(523)	(521)	(1,064)	(1,003)
Net asset (liability) at end of year	$161	$415	$(1,063)	$(1,001)

Annual benefit expense
Current service cost	205	218	20	20
Net interest expense (income)	(32)	(33)	68	65
Administrative expenses	12	13	–	–
Past service costs	–	(1)	(1)	(2)
Amount of settlement (gain) loss recognized	1	–	–	–
Remeasurement of other long-term benefits	–	–	6	(2)
Benefit expense (income) recorded in the Consolidated Statement of Income (A)	$186	$197	$93	$81
Defined contribution benefit expense (B)	$183	$158	$1	$1

Remeasurements
Return on plan assets in excess of interest income on fair value of assets	955	(351)	8	2
Actuarial (loss) gain on benefit obligation	(959)	278	(53)	40
Change in the asset limitation	(146)	139	–	–
Gains (losses) recorded in OCI (C)	$(150)	$66	$(45)	$42
Total benefit cost (A + B - C)	$519	$289	$139	$40
Additional details on actual return on assets and actuarial gains and (losses)
Actual (return) on assets (net of administrative expenses)	$(1,436)	$(117)	$(19)	$(14)
Actuarial gains and (losses) from changes in demographic assumptions	7	(40)	–	7
Actuarial gains and (losses) from changes in financial assumptions	(952)	406	(53)	28
Actuarial gains and (losses) from changes in experience	(14)	(88)	(6)	7

Additional details on fair value of pension plan assets invested
In Scotiabank securities (stock, bonds)	67	57	–	–
In property occupied by Scotiabank	4	4	–	–

Change in asset ceiling/(onerous liability)
Asset ceiling /onerous liability at end of prior year	55	176	–	–
Interest expense	6	19	–	–
Remeasurements	146	(139)	–	–
Foreign exchange	1	(1)	–	–
Asset ceiling /onerous liability at end of year	$208	$55	$–	$–

(1)	The recognized asset is limited by the present value of economic benefits available from a reduction in future contributions to a plan and from the ability to pay plan expenses from the fund.

Summary of Disaggregation of Defined Benefit Obligation
The weighted average duration of the total benefit obligation at October 31, 2024 is 13.6 years (2023 – 12.9 years).

	Pension plans		Other benefit plans
For the year ended October 31	2024	2023	2024	2023
Disaggregation of the benefit obligation (%)
Canada
Active members	51%	48%	3%	3%
Inactive and retired members	49%	52%	97%	97%
Total	100%	100%	100%	100%
Mexico
Active members	28%	27%	32%	35%
Inactive and retired members	72%	73%	68%	65%
Total	100%	100%	100%	100%
United States
Active members	31%	39%	43%	41%
Inactive and retired members	69%	61%	57%	59%
Total	100%	100%	100%	100%

Summary of Key Weighted-Average Assumptions used by Bank for Measurement of Benefit Obligation and Benefit Expense for All of Bank's Principal Plans
The key weighted-average assumptions used by the Bank for the measurement of the benefit obligation and benefit expense for all of the Bank’s principal plans are summarized as follows:

	Pension plans		Other benefit plans
For the year ended October 31	2024	2023	2024	2023
Benefit obligation at end of year
Discount rate – all plans	5.22%	6.13%	6.51%	7.36%
Discount rate – Canadian plans only	4.80%	5.70%	4.69%	5.80%
Rate of increase in future compensation (1)	3.85%	3.96%	4.37%	4.61%
Benefit expense (income) for the year
Discount rate – All plans
Discount rate for defined benefit obligations	6.13%	5.77%	7.36%	7.01%
Discount rate for net interest cost	6.13%	5.76%	7.36%	6.96%
Discount rate for service cost	6.06%	5.80%	7.31%	7.09%
Discount rate for interest on service cost	6.07%	5.71%	7.27%	7.09%
Discount rate – Canadian plans only
Discount rate for defined benefit obligations	5.70%	5.41%	5.80%	5.40%
Discount rate for net interest cost	5.70%	5.40%	5.80%	5.31%
Discount rate for service cost	5.60%	5.41%	5.62%	5.49%
Discount rate for interest on service cost	5.61%	5.30%	5.53%	5.49%
Rate of increase in future compensation (1)	3.96%	3.90%	4.61%	4.67%
Health care cost trend rates at end of year
Initial rate	n/a	n/a	5.72%	5.68%
Ultimate rate	n/a	n/a	4.71%	4.93%
Year ultimate rate reached	n/a	n/a	2041	2040
Assumed life expectancy in Canada (years)
Life expectancy at 65 for current pensioners – male	23.6	23.6	23.6	23.6
Life expectancy at 65 for current pensioners – female	24.7	24.7	24.7	24.7
Life expectancy at 65, for future pensioners currently aged 45 – male	24.5	24.5	24.5	24.5
Life expectancy at 65, for future pensioners currently aged 45 – female	25.6	25.6	25.6	25.6
Assumed life expectancy in Mexico (years)
Life expectancy at 65 for current pensioners – male	21.6	21.6	21.6	21.6
Life expectancy at 65 for current pensioners – female	24.0	23.9	24.0	23.9
Life expectancy at 65, for future pensioners currently aged 45 – male	21.7	21.6	21.7	21.6
Life expectancy at 65, for future pensioners currently aged 45 – female	24.0	24.0	24.0	24.0
Assumed life expectancy in United States (years)
Life expectancy at 65 for current pensioners – male	22.0	22.0	22.0	22.0
Life expectancy at 65 for current pensioners – female	23.5	23.4	23.5	23.4
Life expectancy at 65, for future pensioners currently aged 45 – male	23.4	23.3	23.4	23.3
Life expectancy at 65, for future pensioners currently aged 45 – female	24.8	24.8	24.8	24.8

(1)
The weighted-average rates of increase in future compensation shown for other benefit plans do not include Canadian flexible post-retirement benefits plans established in fiscal 2005, as they are not impacted by future compensation increases.

Summary of Sensitivity Analysis of Key Assumptions Plans

	Pension plans		Other benefit plans
For the year ended October 31, 2024 ($ millions)	Benefit obligation	Benefit expense	Benefit obligation	Benefit expense
Impact of the following changes:
1% decrease in discount rate	$1,360	$98	$132	$6
0.25% increase in rate of increase in future compensation	72	3	–	–
1% increase in health care cost trend rate	n/a	n/a	99	12
1% decrease in health care cost trend rate	n/a	n/a	(82)	(10)
1 year increase in Canadian life expectancy	156	9	17	1
1 year increase in Mexican life expectancy	2	–	3	–
1 year increase in the United States life expectancy	2	–	3	–

Summary of weighted-average actual and target asset allocations
The tables below show the weighted-average actual and target asset allocations for the Bank’s principal plans at October 31, by asset category.

	Pension plans		Other benefit plans
Asset category %	Actual 2024	Actual 2023	Actual 2024	Actual 2023
Cash and cash equivalents	2%	3%	–%	1%
Equity investments
Quoted in an active market	43%	39%	12%	34%
Non quoted	5%	5%	–%	–%
	48%	44%	12%	34%
Fixed income investments
Quoted in an active market	10%	5%	87%	61%
Non quoted	29%	35%	–%	–%
	39%	40%	87%	61%
Property
Quoted in an active market	–%	–%	1%	4%
Non quoted	1%	1%	–%	–%
	1%	1%	1%	4%
Other
Quoted in an active market	–%	–%	–%	–%
Non quoted	10%	12%	–%	–%
	10%	12%	–%	–%
Total	100%	100%	100%	100%

Target asset allocation at October 31, 2024 Asset category %	Pension plans	Other benefit plans
Cash and cash equivalents	–%	–%
Equity investments	41%	12%
Fixed income investments	44%	87%
Property	1%	1%
Other	14%	–%
Total	100%	100%